Vintage Mutual Funds, Inc
                           1415 28th Street, Suite 200
                           West Des Moines, Iowa 50266
                            Telephone: (515) 224-2764
                            Facsimile: (866) 331-8863


July 28, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File Nos. 33-87498 and 811-8910

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Vintage Mutual Funds, Inc. as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2006.

Please direct comments or questions regarding this filing to me at (515) 224-2764 or John C. Miles at Cline, Williams, Wright, Johnson & Oldfather, LLP at (402) 474-6900.

Sincerely,

/s/ Vera Lichtenberger